Property plant and equipment (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property And Equipment, Gross	$ 9,408,550	$ 9,372,253	$ 3,774,821
Accumulated Depreciation	(7,710,740)	(7,360,584)	(2,000,645)
Property And Equipment, Net	1,697,810	2,011,668	1,774,176
Equipment
Property And Equipment, Gross	5,949,692	5,924,332	3,620,422
Computer Hardware
Property And Equipment, Gross	468,122	468,122	125,825
Leasehold Improvements
Property And Equipment, Gross	5,560	5,560	0
Computer Software
Property And Equipment, Gross	36,932	36,932	27,750
Furniture and Fixtures
Property And Equipment, Gross	106,424	106,424	824
Vehicles
Property And Equipment, Gross	$ 2,841,820	$ 2,830,883	$ 0